Expense Example	Nov. 30, 2025 USD ($)
Bancreek U.S. Large Cap ETF | Bancreek U.S. Large Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	980
Bancreek International Large Cap ETF | Bancreek International Large Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	1,099
Saba Closed-End Funds ETF | Saba Closed-End Funds ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	811
Expense Example, with Redemption, 5 Years	1,385
Expense Example, with Redemption, 10 Years	2,944
PLUS Korea Defense Industry Index ETF | PLUS Korea Defense Industry Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	$ 810